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                   HARTFORD LEADERS (SERIES II, IIR AND III)
                   WELLS FARGO LEADERS (SERIES I, IR AND II)
                       HARTFORD SELECT LEADERS (SERIES V)

                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101933

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING INFORMATION IS CHANGED IN YOUR
PROSPECTUS:

The footnote to the Hartford Money Market HLS Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(ii) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6011